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13005276

**UNITED STATES**
**SECURITIES AND EXCHANGE COMMISSION**
**WASHINGTON, D.C. 20549**
**AMENDED FORM 19b-4(e)**

**Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934**

## READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

## Part I — Initial Listing Report

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
**EDGX Exchange, Inc.**

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
**ALPS Advisors Inc**

3. Class of New Derivative Securities Product:
**Investment Company Unit**

4. Name of Underlying Instrument:

**ASDR: BNY Mellon Emerging Asia DR Index**
**EMDR: BNY Mellon Emerging Markets DR Index**
**RUDR: BNY Mellon Russia Select DR Index**

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-based:
**The 3 indexes referred to in item 4 above are Broad-Based**

6. Ticker Symbol(s) of New Derivative Securities Product:
**ASDR, EMDR, RUDR**

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:

**ASDR: AMEX, ARCA, NASDAQ, NYSE**
**EMDR: AMEX, ARCA, NASDAQ, NYSE**
**RUDR: AMEX, ARCA, NASDAQ, NYSE**

***(Please note, underlying components may trade on additional exchanges in countries / regions not mentioned here.)***

8. Settlement Methodology of New Derivative Securities Product:
**T+3, Physical Settlement**

9. Position Limits of New Derivative Securities Product (if applicable):
**Not Applicable**

## Part II — Execution

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

| | |
|---|---|
| Name of Official Responsible for Form: | **Jeffrey S. Rosenstrock** |
| Title: | **General Counsel** |
| Telephone Number: | **201-942-8295** |
| Manual Signature of Official Responsible for Form: | [signature] |
| Date: | **April 11, 2013** |